1933 Act File No. 2-74191
                                                      1940 Act File No. 811-3266

                                    SECURITIES AND EXCHANGE COMMISSION
                                          Washington, D.C. 20549

                                                 Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X
                                                                 ------

      Pre-Effective Amendment No.         .......................


      Post-Effective Amendment No.   38 _........................   X
                                   ------                        ------


                                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           X
                                                                       ------


      Amendment No.   28   .......................................    X
                    -------                                        ------


                  FEDERATED GOVERNMENT INCOME SECURITIES, INC.

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire,
                            Federated Investors Tower

                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)


It is proposed that this filing will become effective:


    immediately upon filing pursuant to paragraph (b)
 __ on ______________, pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a) (i) on April 30, 1999, pursuant to paragraph (a) (i) 75 days after filing pursuant to paragraph
    (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485.


If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.



                                                Copies to:


Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky LLP

2101 L Street, N.W.
Washington, D.C.  20037




Prospectus



FEDERATED GOVERNMENT INCOME
SECURITIES, INC.


Class A Shares
Class B Shares
Class C Shares


A mutual fund seeking current income by investing in a professionally managed, diversified portfolio limited primarily to securities guaranteed as to payment of principal and interest by the U.S. government or its agencies or instrumentalities.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.







            Contents Risk/Return
            Summary What are the Fund's
            Fees and Expenses?
            What are the Fund's Investment Strategies?
            What are the Principal Securities in Which the Fund
            Invests?
            What are the Specific Risks
            of Investing in the Fund?
            What do Shares Cost?
            How is the Fund Sold?
            How to Purchase Shares
            How to Redeem and Exchange Shares
            Account and Share Information
            Who Manages the Fund?
            Financial Information






April 30, 1999

RISK/RETURN SUMMARY


WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The Fund's investment objective is to provide current income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.


WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?
The Fund pursues its investment objective by investing primarily in U.S. government securities, including mortgage backed securities.


WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

         All mutual funds take investment risks. Therefore, it is possible to lose money in the Fund. The primary factors that may reduce the Fund's returns include:

         o        changes in prevailing interest rates and

         o        increased prepayment of mortgages

         Complex mortgage backed securities generally entail greater risks than ordinary mortgage backed securities. An investment in the Fund includes additional risks such as credit risks, liquidity risks, and leverage risks.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table
The graphic presentation displayed here consists of a bar chart representing the annual total returns of Class A Shares as of the calendar year-end for each of two years.
The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 1.00% up to 10.00%. The `x' axis represents calculation periods Fund's Class A Shares start of business through the calendar year ended 1998. The light gray shaded chart features two distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Class A Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1997 through 1998, The percentages noted are: 9.37% and 7.69%. The total returns displayed for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower. The Fund's Class A Shares total return from January 1, 1999 to March 31, 1999 was ____%. Within the period shown in the Chart, the Fund's highest quarterly return was ___%. Its lowest quarterly return was ___%.

Average Annual Total Return


                           Life of the Fund1      1 Year
Class A Shares             ____%                  ____%
Class B Shares             ____%                  ____%
Class C Shares             ____%                  ____%
Broad-Based Index          ____%                  ____%
Index #2                   ____%                  ____%
Index #3                   ____%                  ____%
1  Since inception date of August 5, 1996.
The Fund Compared to __________________[Index Name] for the calendar periods ending February 28, 1999. The bar chart shows the variability of the Fund's actual total return on a yearly basis. The table shows the Fund's total returns averaged over a period of years relative to _______________(name of index), a broad-based market index . Past performance does not necessarily predict future performance. This information provides you with historical performance so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

WHAT ARE THE FUND'S FEES AND EXPENSES?


Federated government income securities, inc.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Class A Shares, Class B Shares and Class C Shares.



Shareholder Fees
Fees Paid Directly From Your Investment                                          Class A  Class B   Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering    4.50%    None      None
price)
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase       0.00%    5.50%     1.00%
price or redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other           None     None      None
Distributions) (as a percentage of offering price)
Redemption Fee (as a percentage of amount redeemed, if applicable)               None     None      None
Exchange Fee                                                                     None     None      None

Annual Fund Operating Expenses (Before Waivers)(1)
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]                                                                0.75%    0.75%     0.75%
Distribution (12b-1) Fee[3]                                                      0.25%    0.75%     0.75%
Shareholder Services Fee                                                         0.25%    0.25%     0.25%
Other Expenses                                                                   ____%    ____%     ____%
Total Annual Fund Operating Expenses                                             ____%    ___%(4)   ____%
1  Although not contractually obligated to do so, the Adviser and distributor waived certain amounts. These are shown below along with the net expenses the
   Fund actually paid for the fiscal year ended February 28, 1999.
   Reimbursements of Fund Expenses                                               _____%   _____%    ____%
   Total Actual Annual Fund Operating Expenses (after waivers )                  _____%   _____%    ____%

2 The Adviser voluntarilly waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was ____% fo rthe fiscal year ended February 28, 1999.
3 Class A Shares did not pay or accrue the distribution (12b-1) fee during the fiscal year ended February 28, 1999. Class A Shares have no present intention of paying or accruing the distribution (12b-1) fee during the fiscal year ended February 28, 2000.
4 Class B Shares convert to Class A Shares (which pay lower ongoing expenses) approximately eight years after purchase.

Example
This Example is intended to help you compare the cost of investing in the Fund's Class A, B, and C Shares with the cost of investing in other mutual funds.
  The Example assumes that you invest $10,000 in the Fund's Class A, B, and C Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A, B, and C Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be: Share Class 1 Year 3 Years 5 Years 10 Years Class A Shares Expenses assuming redemption $ $ $ $ Expenses assuming no redemption $ $ $ $

Class B Shares
Expenses assuming redemption         $             $              $          $
Expenses assuming no redemption      $             $              $          $

Class C Shares
Expenses assuming redemption         $             $              $          $
Expenses assuming no redemption      $             $              $          $

WHAT ARE THE FUND'S INVESTMENT STRATEGIES?

     The Fund invests in a combination of U.S. government securities, including U.S. Treasury obligations and mortgage-backed securities.

     Mortgage-backed securities generally provide higher current yields than other U.S. government securities and can add current income to a portfolio. U.S. Treasury obligations are not subject to the unique prepayment risks of mortgage-backed securities, and therefore can reduce the volatility in the yield of a portfolio. The Adviser actively manages the Fund's portfolio of U.S. government securities seeking the highest income under current market conditions.

To maximize current income, the Adviser considers the current and potential yield, the anticipated duration and the projected cash flow of a security or security class (U.S. Treasury or mortgage-backed). The Adviser purchases mortgage-backed securities primarily for their yield advantages over U.S. Treasuries. Depending on the interest rate spread between U.S. Treasury obligations and mortgage-backed securities, the Fund may at any time be invested primarily in mortgage-backed securities. Because of their unique prepayment risks, however, the current yield of mortgage-backed securities is subject to greater volatility resulting from interest rate fluctuation than are other fixed-income securities. The Adviser purchases U.S. Treasury bonds both for their current yield and because they are not subject to prepayment risk.

The Adviser also attempts to maximize current income by managing the weighted average duration of the Fund's portfolio. Duration measures the price sensitivity of a portfolio of fixed income securities to changes in interest rates. The Adviser generally shortens the portfolio average duration when it expects interest rates to rise, and extends the duration when the Adviser expects interest rates to fall. The Adviser continuously formulates its interest rate outlook by analyzing a variety of factors such as:

 .........o........current U.S. economic activity and the economic outlook,

 .........o........current interest rates,

 .........o........the Federal Reserve Board's policies regarding short-term interest rates, and

 .........o........potential effects of foreign economic activity on interest rates.

Additionally, if the Adviser expects that an anticipated decline in interest rates may adversely affect the Fund's current yield by causing prepayments of mortgage-backed securities, the Fund may increase the percentage of its portfolio which is invested in U.S. Treasury bonds.

The Adviser may also use collateralized mortgage obligations ("CMOs") with relatively predictable cash flows (such as sequential pay, planned authorization class and targeted amortization class) to improve the Fund's performance in volatile markets. In addition, the Adviser may use combinations of CMOs, and CMOs and other mortgage-backed securities to attempt to provide a higher yielding investment with relatively low sensitivity to fluctuations in interest rates. Unanticipated differences in prepayment rates, however, may reduce the anticipated returns of these investments.

In order to generate additional current income, the Fund will invest in delayed delivery transactions and dollar rolls.


Portfolio Turnover
Prepayments of mortgage backed securities will cause the Fund to have an increased portfolio turnover rate, which is likely to generate short-term gains (losses) for its shareholders. Short-term gains are taxed at a higher rate than long-term gains. Portfolio turnover increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

Temporary Defensive Investments
The Fund may temporarily depart from its principal investment strategies by investing its assets in cash, cash items, and shorter-term, higher quality debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.


WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?


Fixed Income Securities
Fixed income securities pay interest, dividends or distributions at a specified fixed rate. The rate may be a fixed percentage of principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security normally within a specified time.

A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund principally invests:


Treasury Securities
     Treasury securities are direct obligations of the Federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities
     Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full, faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as U.S. Treasury securities. The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities.

Mortgage Backed Securities
     Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs. Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Collateralized Mortgage Obligations
         CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and market risks for each CMO class.


Sequential CMOs
         In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

PACs, TACs and Companion Classes
         More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

IOs and POs
         CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against market risks.

Floaters and Inverse Floaters
         Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR. The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and market risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.

         The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

Asset Backed Securities
     Asset backed securities are payable from pools of obligations other than first-lien mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. The Fund will invest only in the following kinds of asset backed securities: home equity loans, second mortgages and manufactured housing obligations. Asset backed securities may take the form of notes or pass through certificates. Asset backed securities have prepayment risks. Like CMOs, asset backed securities may be structured like Floaters, Inverse Floaters, IOs and POs.


Special Transactions

Repurchase Agreements
     Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser. The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Delayed Delivery Transactions
     Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create market risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

To Be Announced Securities (TBAs)
         As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage backed securities increase market risks because the underlying mortgages may be less favorable than anticipated by the Fund.

Dollar Rolls
         Dollar rolls are transactions where the Portfolio sells mortgage-backed securities with a commitment to buy similar, but not identical, mortgage-backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage backed securities. Dollar rolls are subject to market risks.


Asset Coverage
         In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.


Securities Lending
         The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities. The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral. Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker. Securities lending activities are subject to market risks and credit risks.

WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?


Bond Market Risks
o Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

o Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.


Credit Risks
o Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Prepayment Risks

o Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. As a result, increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. This relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than most other types of fixed income securities with comparable credit risks.

o Mortgage backed securities generally compensate for greater prepayment risk by paying a higher yield. The difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security is perceived to have increased prepayment risk or less market demand. An increase in the spread may cause the price of the security to decline.
o If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Liquidity Risks
o Trading opportunities are more limited for CMOs that have complicated terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

o Liquidity risk also refers to the possibility that the Fund may not be able to sell a security when it wants to. If this happens, the Fund will be required to continue to hold the security, and the Fund could incur losses.


Risks Associated with Complicated CMOs
o CMOs with complicated terms, such as companion classes, IOs, POs, and Inverse Floaters, generally entail greater market, prepayment and liquidity risks than other mortgage backed securities. For example, their prices are more volatile and their trading market may be more limited.


Leverage Risks
o Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Portfolio's risk of loss and potential for gain.
The Fund may invest in instruments whose returns are based on a multiple of a specified index, security, or other benchmark. Such performance multiplication may increase leverage risks.

WHAT DO SHARES COST?


You can purchase, redeem, or exchange Shares any day the New York Stock Exchange
(NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next calculated net asset value (NAV) plus any applicable front-end sales charge (public offering price). NAV is determined at the end of regular trading (normally 4 p.m. Eastern time) each day the NYSE is open.


The Fund's current NAV and public offering price may be found in the mutual funds section of local newspapers under "Federated" and the appropriate class designation listing.

The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

                                             Maximum Sales Charge
                 Minimum Initial/Subsequent  Front-End Sales       Contingent
  Shares Offered Investment Amounts1         Charge2              Deferred Sales
                                                                   Charge3
  Class A        $1,500/$100                 4.50%                 0.00%
  Class B        $1,500/$100                 None                  5.50%
  Class C        $1,500/$100                 None                  1.00%
1 The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively. The minimum subsequent investment amounts for Systematic Investment Programs is $50. Investment professionals may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund. Orders for $250,000 or more will be invested in Class A Shares instead of Class B Shares to maximize your return and minimize the sales charges and marketing fees. Accounts held in the name of an investment professional may be treated differently. Class B Shares will automatically convert into Class A Shares after eight full years from the purchase date. This conversion is a non-taxable event. 2 Front-End Sales Charge is expressed as a percentage of public offering price. See "Sales Charge When You Purchase". 3 See "Sales Charge When You Redeem."

SALES CHARGE WHEN YOU PURCHASE

Class A Shares

                               Sales Charge as a               Sales Charge as a
Purchase Amount                Percentage of Public            Percentage of NAV
                                Offering Price
Less than $100,000 4.50% 4.71% $100,000 but less than $250,000 3.75% 3.90%
$250,000 but less than $500,000 2.50% 2.56% $500,000 but less than $1 million
2.00% 2.04% $1 million or greater1 0.00% 0.00% 1 A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction. The sales charge at purchase may be eliminated by:

o purchasing Shares in greater quantities to reduce the applicable sales charge;

o        combining concurrent purchases of Shares:

-        by you, your spouse, and your children under age 21; or
- of the same share class of two or more Federated Funds (other than money market funds); o accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or

o signing a letter of intent to purchase a specific dollar amount of Shares within 13 months (call your investment professional or the Fund for more information).

The sales charge will be eliminated when you purchase Shares:

o        within 120 days of redeeming Shares of an equal or lesser amount;

o by exchanging shares from the same share class of another Federated Fund (other than a money market fund);

o through wrap accounts or other investment programs where you pay the investment professional directly for services;

o through investment professionals that receive no portion of the sales charge;

o as a Federated Life Member (Class A Shares only) and their immediate family members; or

o as a Director or employee of the Fund, the Adviser, the Distributor and their affiliates, and the immediate family members of these individuals.

 If your investment qualifies for a reduction or elimination of the sales charge, you or your investment professional should notify the Fund's Distributor, Federated Securities Corp., at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.


SALES CHARGE WHEN YOU REDEEM
Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).

Class A Shares

A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

Class B Shares
Shares Held Up To:                                  CDSC
1 year                                                 5.50%
2 years                                                4.75%
3 years                                                4.00%
4 years                                                3.00%
5 years                                                2.00%
6 years                                                1.00%
7 years or more                                        0.00%

Class C Shares
You will pay a 1% CDSC if you redeem Shares within one year of the purchase date.

You Will Not be Charged a CDSC When Redeeming Shares:

purchased with reinvested dividends or capital gains;

o    purchased within 120 days of redeeming Shares of an equal or lesser amount;

o that you exchanged into the same share class of another Federated Fund where the shares were held for the applicable CDSC holding period (other than a money market fund);

o purchased through investment professionals that did not receive advanced sales payments; or

o    if, after you purchase Shares, you become disabled as defined by the IRS.

In addition, you will not be charged a CDSC:

o if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;

o        if your redemption is a required retirement plan distribution;

o        upon the death of the last surviving shareholder of the account.

If your redemption qualifies, you or your investment professional should notify the Distributor at the time of redemption to eliminate the CDSC. If the Distributor is not notified, the CDSC will apply.To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

o        Shares that are not subject to a CDSC;

o Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated Funds that have been exchanged for Shares of this Fund); and

o then, the CDSC is calculated using the share price at the time of purchase or redemption, whichever is lower.


HOW IS THE FUND SOLD?


The Fund offers four share classes: Class A Shares, Class B Shares, Class C Shares, and Class F Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Class A Shares, Class B Shares, and Class C Shares. Each share class has different sales charges and other expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.


The Fund's Distributor markets the Shares described in this prospectus to institutions or individuals, directly or through investment professionals.

When the Distributor receives sales charges and marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares.The Distributor is a subsidiary of Federated Investors, Inc. (Federated).


RULE 12B-1 PLAN
The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Class A Shares, Class B Shares, and Class C Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.


HOW TO PURCHASE SHARES

You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated Fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

Where the Fund offers more than one Share Class and you do not specify the Class choice on your New Account Form or form of payment (e.g., Federal Reserve wire or check) you automatically will receive Class A Shares.


THROUGH AN INVESTMENT PROFESSIONAL
o        Establish an account with the investment professional; and

o Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."


DIRECTLY FROM THE FUND

o Establish your account with the Fund by submitting a completed New Account Form; and

o        Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.


By Wire Send your wire to:

   State Street Bank and Trust Company
   Boston, MA
   Dollar Amount of Wire
   ABA Number 011000028
   Attention: EDGEWIRE
   Wire Order Number, Dealer Number, or Group Number
   Nominee/Institution Name
   Fund Name and Number and Account Number
You cannot purchase Shares by wire on holidays when wire transfers are restricted.




By Check
Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

   Federated Shareholder Services Company
   P.O. Box 8600
   Boston, MA 02266-8600
If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

   Federated Shareholder Services Company
   1099 Hingham Street
   Rockland, MA 02370-3317

     Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).


THROUGH AN EXCHANGE
You may purchase Shares through an exchange from the same Share class of another Federated Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.


BY SYSTEMATIC INVESTMENT PROGRAM
Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program section of the New Account Form or by contacting the Fund or your investment professional.


BY AUTOMATED CLEARING HOUSE (ACH)
Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.


RETIREMENT INVESTMENTS
You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.


HOW TO REDEEM AND EXCHANGE SHARES

You should redeem or exchange Shares:

o through an investment professional if you purchased Shares through an investment professional; or

o        directly from the Fund if you purchased Shares directly from the Fund.


THROUGH AN INVESTMENT PROFESSIONAL
Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.


DIRECTLY FROM THE FUND

By Telephone
You may redeem or exchange Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.


By Mail
You may redeem or exchange Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.


Send requests by mail to:

   Federated Shareholder Services Company
   P.O. Box 8600
   Boston, MA 02266-8600
Send requests by private courier or overnight delivery service to:

   Federated Shareholder Services Company
   1099 Hingham Street
   Rockland, MA 02370-3317 All requests must include:

o        Fund Name and Share Class, account number and account registration;

o        amount to be redeemed or exchanged;

o        signatures of all Shareholders exactly as registered; and

o if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.


Signature Guarantees Signatures must be guaranteed if:

o your redemption will be sent to an address other than the address of record;

o your redemption will be sent to an address of record that was changed within the last 30 days;

o    a redemption is payable to someone other than the shareholder(s) of record;
     or

o if exchanging (transferring) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.


PAYMENT METHODS FOR REDEMPTIONS
Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

o an electronic transfer to your account at a financial institution that is an ACH member; or

o wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.


Redemption in Kind
Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.


LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

o        to allow your purchase to clear;

o        during periods of market volatility; or

o when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.


REDEMPTIONS FROM RETIREMENT ACCOUNTS
In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.


EXCHANGE PRIVILEGES
You may exchange Shares of the Fund into Shares of the same class of another Federated Fund. To do this, you must:

o        ensure that the account registrations are identical;

o        meet any minimum initial investment requirements; and

o        receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Fund may modify or terminate the exchange privilege at any time. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated Funds.


SYSTEMATIC WITHDRAWAL PROGRAM
You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

Generally, it is not advisable to continue to purchase Shares subject to a sales charge while redeeming Shares using this program.


Systematic Withdrawal Program (SWP) On Class B Shares You will not be charged a CDSC on SWP redemptions if:

o        you redeem 12% or less of your account value in a single year;

o        your account is at least one year old;

o        you reinvest all dividends and capital gains distributions; and

o your account has at least a $10,000 balance when you establish the SWP. (You cannot aggregate multiple Class B Share accounts to meet this minimum balance).

You will be subject to a CDSC on redemption amounts that exceed the 12% annual limit. In measuring the redemption percentage, your account is valued when you establish the SWP and then annually at calendar year-end. You can redeem only at a rate of 1% monthly, 3% quarterly, or 6% semi-annually.




ADDITIONAL CONDITIONS

Telephone Transactions
The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.


Share Certificates
The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.


ACCOUNT AND SHARE INFORMATION


CONFIRMATIONS AND ACCOUNT STATEMENTS
You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.


DIVIDENDS AND CAPITAL GAINS
The Fund declares and pays any dividends monthly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.




ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.


TAX INFORMATION
The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.


WHO MANAGES THE FUND?

The Board of Directors governs the Fund. The Board selects and oversees the Adviser, Federated Advisers. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Fund's portfolio managers are:

     Kathleen M. Foody-Malus has been the Fund's portfolio manager since July 1993. She is Vice President of the Corporation. Ms. Foody-Malus joined Federated Investors in 1983 and has been a Senior Portfolio Manager since 1996 and a Vice President of the Fund's investment adviser since 1993. She was a Portfolio Manager and a Vice President of the Fund's investment adviser from 1993 to 1996. Ms. Foody-Malus received her M.B.A. in Accounting/Finance from the University of Pittsburgh.

     Edward J. Tiedge has been the Fund's portfolio manager since April 1997. Mr. Tiedge joined Federated Investors in 1993 as a Senior Analyst and has been a Portfolio Manager and a Vice President of the Fund's investment adviser since 1996. He served as Portfolio Manager and an Assistant Vice President of the Fund's investment adviser in 1995, and an Investment Analyst during 1993 and 1994. Mr. Tiedge is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University.


The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which total more than $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.


Advisory Fees
The Adviser receives an annual investment advisory fee of 0.75% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.


Year 2000 Readiness
The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.


FINANCIAL INFORMATION


FINANCIAL HIGHLIGHTS
The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Deloitte & Touche, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

                                                                       41
FEDERATED GOVERNMENT
INCOME SECURITIES, INC.


Class A Shares
Class B Shares
class C Shares



A Statement of Additional Information (SAI) dated April 30, 1999 is incorporated by reference into this prospectus. Additional information about the Fund's investments is contained in the Fund's annual and semi-annual reports to shareholders as they become available. The annual report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the annual report, semi-annual report and other information without charge, call your investment professional or the Fund at 1-800-341-7400.





You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

Investment Company Act File No. 811-3266
Cusip 313912206
Cusip 313912305
Cusip 313912404


G01090-01 (4/99)



Statement of Additional Information



FEDERATED GOVERNMENT INCOME SECURITIES, INC.

Class A Shares
Class B Shares
Class C Shares
Class F Shares


This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for Federated Government Income Securities Inc. (Fund), dated April 30, 1999.

This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectuses or the Annual Report without charge by calling 1-800-341-7400.






April 30, 1999








             Contents
             How is the Fund Organized?
             Securities in Which the Fund Invests
             What do Shares Cost?
             How is the Fund Sold?
             Exchanging Securities for Shares
             Subaccounting Services
             Redemption in Kind
             Account and Share Information
             Tax Information
             Who Manages and Provides Services to the Fund?
             How Does the Fund Measure Performance?
             Who is Federated Investors, Inc.?
             Financial Information
             Addresses
Cusip 313912206
Cusip 313912305
Cusip 313912404
Cusip 313912107

8040406B (4/99)

HOW IS THE FUND ORGANIZED?

     The Fund is a diversified open-end, management investment company that was established under the laws of the State of Maryland on February 4, 1986. The Fund changed its name from Government Income Securities, Inc. to Federated Government Income Securities, Inc. on February 26, 1996.

The Board of Directors (the Board) has established four classes of shares of the Fund, known as Class A Shares, Class B Shares, Class C Shares, and Class F Shares (Shares). This SAI relates to all classes of the above-mentioned Shares. The Fund's investment adviser is Federated Advisers (Adviser).


SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.


SECURITIES DESCRIPTIONS AND TECHNIQUES

Fixed Income Securities
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields

The following decries the types of fixed income securities in which the Fund principally invests: Treasury Securities Treasury securities are direct obligations of the Federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks. Agency Securities Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a
     GSE). The United States supports some GSEs with its full, faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities. The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities.

     Mortgage Backed Securities
     Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs. Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.
         Collateralized Mortgage Obligations
         CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and market risks for each CMO class.

         Sequential CMOs
         In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes. PACs, TACs and Companion Classes More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes. IOs and POs CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against market risks. Floaters and Inverse Floaters Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR. The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and market risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class. Z Classes CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments.

     The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

Asset Backed Securities
     Asset backed securities are payable from pools of obligations other than first-lien mortgages. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. The Fund will invest only in the following kinds of asset backed securities: home equity loans, second mortgages and manufactured housing obligations. Asset backed securities may take the form of notes or pass through certificates. Asset backed securities have prepayment risks. Like CMOs, asset backed securities may be structured like Floaters, Inverse Floaters, IOs and POs.


Credit Enhancement
     Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.


Derivative Contracts
Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts. For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell Fund securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts. Depending how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to market and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.


         Hedging

         The Fund may engage in hedging transactions using derivative contracts. Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the Fund's portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. The Fund may also attempt to hedge by using combinations of different derivatives contracts, or derivatives contracts and securities. The Fund's ability to hedge may be limited by the costs of the derivatives contracts. The Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that (1) hedge only a portion of its portfolio, (2) use derivatives contracts that cover a narrow range of circumstances or (3) involve the sale of derivatives contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.

The Fund may trade in the following types of derivative contracts:
     Futures Contracts
     Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts.

     The Fund may buy/sell financial futures contracts.

     Options
     Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

     The Fund may:

o    Buy  call  options  on  securities  and  financial   futures  contracts  in
     anticipation of an increase in value of the underlying asset;

o    Buy  put  options  on  securities  and  financial   futures   contracts  in
     anticipation of a decrease in the value of the underlying asset; and

o        Buy or write options to close out existing options positions.
     The Fund may also write call options on financial futures contracts to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received. The Fund may also write put options on securities and financial futures contracts to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the underlying asset. In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price. When the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.





Special Transactions
     Repurchase Agreements
     Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser. The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price. Repurchase agreements are subject to credit risks.

     Reverse Repurchase Agreements

     Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

     Delayed Delivery Transactions

     Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Portfolio. The Portfolio records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create market risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.
         To Be Announced Securities (TBAs)
         As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage backed securities increase market risks because the underlying mortgages may be less favorable than anticipated by the Fund. Dollar Rolls Dollar rolls are transactions where the Fund sells mortgage-backed securities with a commitment to buy similar, but not identical, mortgage-backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage backed securities. Dollar rolls are subject to market risks.

         Asset Coverage
         In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

     Securities Lending
     The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities. The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral. Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker. Securities lending activities are subject to market risks and credit risks.


INVESTMENT RISKS
There are many factors which may effect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Bond Market Risks
o Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

o Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.


Credit Risks
o Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.


Prepayment Risks

o Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. As a result, increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. This relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than most other types of fixed income securities with comparable credit risks.

o Mortgage backed securities generally compensate for greater prepayment risk by paying a higher yield. The difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security is perceived to have increased prepayment risk or less market demand. An increase in the spread may cause the price of the security to decline.
o If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.
Liquidity Risks
o Trading opportunities are more limited for CMOs that have complicated terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

o Liquidity risk also refers to the possibility that the Fund may not be able to sell a security when it wants to. If this happens, the Fund will be required to continue to hold the security, and the Fund could incur losses.


Risks Associated with Complicated CMOs
o CMOs with complicated terms, such as companion classes, IOs, POs, and Inverse Floaters, generally entail greater market, prepayment and liquidity risks than other mortgage backed securities. For example, their prices are more volatile and their trading market may be more limited.


Leverage Risks
o Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Portfolio's risk of loss and potential for gain.

INVESTMENT LIMITATIONS

Buying on Margin
The Fund will not purchase any securities on margin, other than in connection with the purchase of put options on financial futures contracts, but may obtain such short-term credits as are necessary for clearance of transactions.


Issuing Senior Securities and Borrowing Money
The Fund will not issue senior securities except that the Fund may borrow money and engage in reverse repurchase agreements in amounts up to one-third of the value of its net assets, including the amounts borrowed.

The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests where the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while any such borrowings are outstanding. During the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements.


Pledging Assets
The Fund will not pledge, mortgage, or hypothecate any assets except to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the borrowing. Neither the deposit of underlying securities and other assets in escrow in connection with the writing of put or call options on U.S. government securities nor margin deposits for the purchase and sale of financial futures contracts and related options are deemed to be a pledge.


Investing in Real Estate
The Fund will not buy or sell real estate, although it may invest in securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.


Investing in Commodities
The Fund will not purchase or sell commodities. However, the Fund may purchase put options on financial futures contracts. The Fund may also enter into futures contracts in order to exercise put options on financial futures contracts in its portfolio. In addition, the Fund reserves the right to hedge the portfolio by entering into financial futures contracts and to sell calls on financial futures contracts. The Fund will notify shareholders before such a change in its operating policies is implemented.


Underwriting
The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.


Lending Cash or Securities
The Fund will not lend any of its assets except portfolio securities. (This shall not prevent the purchase or holding of U.S. government securities, repurchase agreements covering U.S. government securities, or other transactions which are permitted by the Fund's investment objective and policies.)


Selling Short
The Fund will not sell securities short.


Restricted Securities
The Fund will not invest more than 10% of its total assets in securities subject to restrictions on resale under the Securities Act of 1933.

The above limitations cannot be changed unless authorized by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.


Investing in Illiquid Securities
The Fund will not invest more than 15% of the value of its total assets in securities which are not readily marketable or which are otherwise considered illiquid, including over-the-counter options and repurchase agreements providing for settlement in more than seven days after notice.


Writing Covered Put and Call Options and Purchasing Put Options
The Fund will not write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment. The Fund will not purchase put options on securities unless the securities are held in the Fund's portfolio.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of the investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

The Fund did not engage in reverse repurchase agreements or borrow money in excess of 5% of the value of its total assets during the last fiscal year, and has no present intent to do so in the coming fiscal year.

For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

 Cash items may include short-term obligations such as:

o    obligations  of the U.S.  government or its agencies or  instrumentalities;
     and

o        repurchase agreements.



PORTFOLIO TURNOVER
The Fund will not attempt to set or meet a portfolio turnover rate since any turnover would be incidental to transactions undertaken in an attempt to achieve the Fund's investment objective. For the fiscal year ended February 28, 1998, and 1999, the portfolio turnover rates were ____%, and 264%, respectively. The elevated portfolio turnover rate is a result of the Fund's acquisition of securities that were more in line with current market conditions relating to pre-payments and coupon rates. This had no significant impact on the tax liability of the Fund and its shareholders, and Fund expenses were not a factor as the Fund incurred no brokerage commissions.


DETERMINING MARKET VALUE OF SECURITIES
Market values of the Fund's portfolio securities are determined as follows:
         for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

     in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

         for bonds and other fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

o futures contracts and options are valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

         for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

     for all other securities, at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider: institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


WHAT DO SHARES COST?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.


eliminating THE FRONT-END SALES CHARGE
You can eliminate the applicable front-end sales charge, as follows.


Quantity Discounts
Larger purchases of the same Share class eliminate the sales charge you pay. You can combine purchases of Shares made on the same day by you, your spouse, and your children under age 21. In addition, purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined.


Accumulated Purchases
If you make an additional purchase of Shares, you can count previous Share purchases still invested in the Fund in calculating the applicable sales charge on the additional purchase.


Concurrent Purchases
You can combine concurrent purchases of the same Share class of two or more Federated Funds in calculating the applicable sales charge.


Letter of Intent
You can sign a Letter of Intent committing to purchase a certain amount of the same class of Shares within a 13 month period to combine such purchases in calculating the sales charge. The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of Intent, the Custodian will release the Shares in escrow to your account. If you do not fulfill the Letter of Intent, the Custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.


Reinvestment Privilege
You may reinvest, within 120 days, your Share redemption proceeds at the next determined NAV, without any sales charge.


Purchases by Affiliates of the Fund
The following individuals and their immediate family members may buy Shares at NAV without any sales charge because there are nominal sales efforts associated with their purchases:

o the Directors, employees, and sales representatives of the Fund, the Adviser, the Distributor and their affiliates;

o Employees of State Street Bank Pittsburgh who started their employment on January 1, 1998, and were employees of Federated Investors, Inc. (Federated) on December 31, 1997;

o any associated person of an investment dealer who has a sales agreement with the Distributor; and

o        trusts, pension or profit-sharing plans for these individuals.


Federated Life Members
Shareholders of the Fund known as "Federated Life Members" are exempt from paying any front-end sales charge. These shareholders joined the Fund originally:

o through the "Liberty Account," an account for Liberty Family of Funds shareholders on February 28, 1987 (the Liberty Account and Liberty Family of Funds are no longer marketed); or

o as Liberty Account shareholders by investing through an affinity group prior to August 1, 1987.


REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE
These reductions or eliminations are offered because: no sales commissions have been advanced to the investment professional selling Share; the shareholder has already paid a Contingent Deferred Sales Charge (CDSC); or nominal sales efforts are associated with the original purchase of Shares.

Upon notification to the Distributor or the Fund's transfer agent, no CDSC will be imposed on redemptions:

o following the death or post-purchase disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder;

o representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70-1/2;

o representing a total or partial distribution from a qualified plan. A total or partial distribution does not include an account transfer, rollover or other redemption made for purposes of reinvestment. A qualified plan does not include an Individual Retirement Account, Keogh Plan, or a custodial account, following retirement;

o which are involuntary redemptions processed by the Fund because the accounts do not meet the minimum balance requirements;

o which are qualifying redemptions of Class B Shares under a Systematic Withdrawal Program;

o of Shares that represent a reinvestment within 120 days of a previous redemption;

o of Shares held by the Directors, employees, and sales representatives of the Fund, the Adviser, the Distributor and their affiliates; employees of any investment professional that sells Shares according to a sales agreement with the Distributor; and the immediate family members of the above persons; and

o of Shares originally purchased through a bank trust department, a registered investment adviser or retirement plans where the third party administrator has entered into certain arrangements with the Distributor or its affiliates, or any other investment professional, to the extent that no payments were advanced for purchases made through these entities.


HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.), located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779, offers Shares on a continuous, best-efforts basis.

FRONT-END SALES CHARGE REALLOWANCES
The Distributor receives a front-end sales charge on certain Share sales. The Distributor generally pays up to 90% (and as much as 100%) of this charge to investment professionals for sales and/or administrative services. Any payments to investment professionals in excess of 90% of the front-end sales charge are considered supplemental payments. The Distributor retains any portion not paid to an investment professional.


RULE 12B-1 PLAN
As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. Also, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

Federated and its subsidiaries may benefit from arrangements where the Rule 12b-1 Plan fees related to Class B Shares may be paid to third-parties who have advanced commissions to investment professionals.


SHAREHOLDER SERVICES
The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated, for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.


SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

When an investment professional's customer purchases shares, the investment professional may receive:

o an amount equal to 0.50% of the NAV of Class A Shares under certain qualified retirement plans as approved by the Distributor. (Such payments are subject to a reclaim from the investment professional should the assets leave the program within 12 months after purchase.)

o an amount up to 5.50% and 1.00%, respectively, of the NAV of Class B and C Shares.

o an amount on the NAV of Class F Shares purchased as follows: up to 1% on purchases below $2 million; 0.50% on purchases from $2 million but below $5 million; and 0.25% on purchases of $5 million or more.

In addition, the Distributor may pay investment professionals 0.25% of the purchase price of $1 million or more of Class A and Class F Shares that its customer has not redeemed over the first year.


Class A Shares
Investment professionals purchasing Class A Shares for their customers are eligible to receive an advance payment from the Distributor based on the following breakpoints:

Amount                        Advance Payments as a Percentage of Public
                              Offering Price
First $1 - $5 million         0.75%
Next $5 - $20 million         0.50%
Over $20 million              0.25%
For accounts with assets over $1 million, the dealer advance payments resets annually to the first breakpoint on the anniversary of the first purchase.

Class A Share purchases under this program may be made by Letter of Intent or by combining concurrent purchases. The above advance payments will be paid only on those purchases that were not previously subject to a front-end sales charge and dealer advance payments. Certain retirement accounts may not be eligible for this program.

A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase. The CDSC does not apply under certain investment programs where the investment professional does not receive an advance payment on the transaction including, but not limited to, trust accounts and wrap programs where the investor pays an account level fee for investment management.


Class F Shares
Investment professionals purchasing Class F Shares for their customers are eligible to receive an advance payment from the distributor of 0.25% of the purchase price.


EXCHANGING SECURITIES FOR SHARES

You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.


SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.


REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.


ACCOUNT AND SHARE INFORMATION


VOTING RIGHTS
Each share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote. All Shares of the Fund have equal voting rights, except that in matters affecting only a particular class, only Shares of that class are entitled to vote.

Directors may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Fund's outstanding shares.

As of February 8, 1999, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares: MLPF&S, for the sole benefit of its customers, Jacksonville, Florida, owned 19,689,615 Class A Shares (96.61%); MLPF&S, for the sole benefit of its customers, Jacksonville, Florida, owned 777,458 Class B Shares (15.59%); and MLPF&S, for the sole benefit of its customers, Jacksonville, Florida, owned 1,214,005 Class C Shares (75.12%).

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.


TAX INFORMATION


FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.


WHO MANAGES AND PROVIDES SERVICES TO THE FUND?


BOARD OF DIRECTORS
The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birthdate, present position(s) held with the Fund's, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Director from the Fund for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Federated Fund Complex is comprised of 56 investment companies, whose investment advisers are affiliated with the Fund's Adviser.

As of February 8, 1999, the Fund's Board and Officers as a group owned approximately [less than 1% of the Fund's outstanding Class A, B, C, F Shares.

An asterisk (*) denotes a Director who is deemed to be an interested person as defined in the Investment Company Act of 1940. The following symbol (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.




Name                                                                                                           Total
Birthdate                                                                                  Aggregate           Compensation From
Address                           Principal Occupations                                    Compensation        Fund
Position With Fund                for Past 5 Years                                         From Fund           and Fund Complex
John F. Donahue*+                 Chief Executive Officer and Director or Trustee of the                $0     $0 for the
Birthdate: July 28, 1924          Federated Fund Complex; Chairman and Director,                               Fund and
Federated Investors Tower         Federated Investors, Inc.; Chairman and Trustee,                             54 other investment
1001 Liberty Avenue               Federated Advisers, Federated Management, and                                companies
Pittsburgh, PA                    Federated Research; Chairman and Director, Federated                         in the Fund Complex
CHAIRMAN AND DIRECTOR             Research Corp., and Federated Global Research Corp.;
                                  Chairman, Passport Research, Ltd.
Thomas G. Bigley                  Director or Trustee of the Federated Fund Complex;                     $     $113,860.22 for the
Birthdate: February 3, 1934       Director, Member of Executive Committee, Children's                          Fund and
15 Old Timber Trail               Hospital of Pittsburgh; formerly: Senior Partner,                            54 other investment
Pittsburgh, PA                    Ernst & Young LLP; Director, MED 3000 Group, Inc.;                           companies
DIRECTOR                          Director, Member of Executive Committee, University of                       in the Fund Complex
                                  Pittsburgh.

John T. Conroy, Jr.               Director or Trustee of the Federated Fund Complex;                     $     $125,264.48for the
Birthdate: June 23, 1937          President, Investment Properties Corporation; Senior                         Fund and
Wood/IPC Commercial Dept.         Vice President, John R. Wood and Associates, Inc.,                           54 other investment
John R. Wood Associates,          Realtors; Partner or Trustee in private real estate                          companies
Inc. Realtors                     ventures in Southwest Florida; formerly: President,                          in the Fund Complex
3255 Tamiami Trial North          Naples Property Management, Inc. and Northgate Village
Naples, FL                        Development Corporation.
DIRECTOR
Nicholas Constantakis             Director or Trustee of the Federated Fund Complex;                     $     $47,958.02for the
Birthdate: September 3, 1939      formerly: Partner, Andersen Worldwide SC.                                    Fund and
175 Woodshire Drive                                                                                            29 other investment
Pittsburgh, PA                                                                                                 companies
DIRECTOR                                                                                                       in the Fund Complex
William J. Copeland               Director or Trustee of the Federated Fund Complex;                     $     $125,264.48 for the
Birthdate: July 4, 1918           Director and Member of the Executive Committee,                              Fund and
One PNC Plaza-23rd Floor          Michael Baker, Inc.; formerly: Vice Chairman and                             54 other investment
Pittsburgh, PA                    Director, PNC Bank, N.A., and PNC Bank Corp.;                                companies
DIRECTOR                          Director, Ryan Homes, Inc.                                                   in the Fund Complex

                                  Previous Positions: Director, United Refinery;
                                  Director, Forbes Fund; Chairman, Pittsburgh
                                  Foundation; Chairman, Pittsburgh Civic Light Opera.
John F. Cunningham++              Director or Trustee of some of the Federated Funds;                    $     $0 for the
Birthdate: March 5, 1943          Chairman, President and Chief Executive Officer,                             Fund and
353 El Brillo Way                 Cunningham & Co., Inc. ; Trustee Associate, Boston                           26 other investment
Palm Beach, FL                    College; Director, EMC Corporation; formerly:                                companies
DIRECTOR                          Director, Redgate Communications.                                            in the Fund Complex

                                  Previous Positions: Chairman of the Board and Chief
                                  Executive Officer, Computer Consoles, Inc.; President
                                  and Chief Operating Officer, Wang Laboratories;
                                  Director, First National Bank of Boston; Director,
                                  Apollo Computer, Inc.
Lawrence D. Ellis, M.D.*          Director or Trustee of the Federated Fund Complex;                     $     $113,860.22 for the
Birthdate: October 11, 1932       Professor of Medicine, University of Pittsburgh;                             Fund and
3471 Fifth Avenue                 Medical Director, University of Pittsburgh Medical                           54 other investment
Suite 1111                        Center - Downtown; Hematologist, Oncologist, and                             companies
Pittsburgh, PA                    Internist, University of Pittsburgh Medical Center;                          in the Fund Complex
DIRECTOR                          Member, National Board of Trustees, Leukemia Society
                                  of America.
Peter E. Madden                   Director or Trustee of the Federated Fund Complex;                     $     $113,860.22 for the
Birthdate: March 16, 1942         formerly: Representative, Commonwealth of                                    Fund and
One Royal Palm Way                Massachusetts General Court; President, State Street                         54 other investment
100 Royal Palm Way                Bank and Trust Company and State Street Corporation.                         companies
Palm Beach, FL                                                                                                 in the Fund Complex
DIRECTOR                          Previous Positions: Director, VISA USA and VISA
                                  International; Chairman and Director, Massachusetts
                                  Bankers Association; Director, Depository Trust
                                  Corporation.
Charles F. Mansfield, Jr.++       Director or Trustee of some of the Federated Funds;                    $     $0 for the
Birthdate: April 10, 1945         Management Consultant.                                                       Fund and
80 South Road                                                                                                  26  other
Westhampton Beach, NY             Previous Positions: Chief Executive Officer, PBTC                            investment
DIRECTOR                          International Bank; Chief Financial Officer of Retail                        companies
                                  Banking Sector, Chase Manhattan Bank; Senior Vice                            in the Fund Complex
                                  President, Marine Midland Bank; Vice President,
                                  Citibank; Assistant Professor of Banking and Finance,
                                  Frank G. Zarb School of Business, Hofstra University.
John E. Murray, Jr., J.D.,        Director or Trustee of the Federated Fund Complex;                     $     $113,860.22 for the
S.J.D.                            President, Law Professor, Duquesne University;                               Fund and
Birthdate: December 20, 1932      Consulting Partner, Mollica & Murray.                                        54 other investment
President, Duquesne                                                                                            companies
University                        Previous Positions: Dean and Professor of Law,                               in the Fund Complex
Pittsburgh, PA                    University of Pittsburgh School of Law; Dean and
DIRECTOR                          Professor of Law, Villanova University School of Law.
Wesley W. Posvar                  Director or Trustee of the Federated Fund Complex;                     $     $113,860.22 for the
Birthdate: September 14, 1925     President, World Society of Ekistics (metropolitan                           Fund and
1202 Cathedral of Learning        planning), Athens; Professor, International Politics;                        54 other investment
University of Pittsburgh          Management Consultant; Trustee, Carnegie Endowment for                       companies
Pittsbugh, PA                     International Peace, RAND Corporation, Online Computer                       in the Fund Complex
DIRECTOR                          Library Center, Inc., National Defense University and
                                  U.S. Space Foundation; President Emeritus, University
                                  of Pittsburgh; Founding Chairman, National Advisory
                                  Council for Environmental Policy and Technology,
                                  Federal Emergency Management Advisory Board; Trustee,
                                  Czech Management Center, Prague.

                                  Previous Positions: Professor, United States Military
                                  Academy; Professor, United States Air Force Academy.

Marjorie P. Smuts                 Director or Trustee of the Federated Fund Complex;                     $     $113,860.22 for the
Birthdate: June 21, 1935          Public Relations/Marketing/Conference Planning.                              Fund and
4905 Bayard Street                                                                                             54 other investment
Pittsburgh, PA                    Previous Positions: National Spokesperson, Aluminum                          companies
DIRECTOR                          Company of America; business owner.                                          in the Fund Complex
John S. Walsh++                   Director or Trustee of some of the Federated Funds;                    $     $0 for the
Birthdate: November 28, 1957      President and Director, Heat Wagon, Inc.; President                          Fund and
2007 Sherwood Drive               and Director, Manufacturers Products, Inc.; President,                       23 other investment
Valparaiso, IN                    Portable Heater Parts, a division of Manufacturers                           companies
DIRECTOR                          Products, Inc.; Director, Walsh & Kelly, Inc.;                               in the Fund Complex
                                  formerly: Vice President, Walsh & Kelly, Inc.

J. Christopher Donahue+           President or Executive Vice President of the Federated                $0     $0 for the
Birthdate: April 11, 1949         Fund Complex; Director or Trustee of some of the Funds                       Fund and
Federated Investors Tower         in the Federated Fund Complex; President and Director,                       16 other investment
1001 Liberty Avenue               Federated Investors, Inc.; President and Trustee,                            companies
Pittsburgh, PA                    Federated Advisers, Federated Management, and                                in the Fund Complex
EXECUTIVE VICE PRESIDENT          Federated Research; President and Director, Federated
                                  Research Corp. and Federated Global Research Corp.;
                                  President, Passport Research, Ltd.; Trustee, Federated
                                  Shareholder Services Company; Director, Federated
                                  Services Company.




Edward C. Gonzales                Trustee or Director of some of the Funds in the                       $0     $0 for the
Birthdate: October 22, 1930       Federated Fund Complex; President, Executive Vice                            Fund and
Federated Investors Tower         President and Treasurer of some of the Funds in the                          1 other investment
1001 Liberty Avenue               Federated Fund Complex; Vice Chairman, Federated                             company
Pittsburgh, PA                    Investors, Inc.; Vice President, Federated Advisers,                         in the Fund Complex
EXECUTIVE VICE PRESIDENT          Federated Management, Federated Research, Federated
                                  Research Corp., Federated Global Research Corp. and
                                  Passport Research, Ltd.; Executive Vice President and
                                  Director, Federated Securities Corp.; Trustee,
                                  Federated Shareholder Services Company.
John W. McGonigle                 Executive Vice President and Secretary of the                         $0     $0 for the
Birthdate: October 26, 1938       Federated Fund Complex; Executive Vice President,                            Fund and
Federated Investors Tower         Secretary, and Director, Federated Investors, Inc.;                          54 other investment
1001 Liberty Avenue               Trustee, Federated Advisers, Federated Management, and                       companies
Pittsburgh, PA                    Federated Research; Director, Federated Research Corp.                       in the Fund Complex
EXECUTIVE VICE PRESIDENT AND      and Federated Global Research Corp.; Director,
SECRETARY                         Federated Services Company; Director, Federated
                                  Securities Corp.
Richard J. Thomas                 Treasurer of the Federated Fund Complex; Vice                         $0     $0 for the
Birthdate:  June 17, 1954         President - Funds Financial Services Division,                               Fund and
Federated Investors Tower         Federated Investors, Inc.; Formerly: various                                 54 other investment
1001 Liberty Avenue               management positions within Funds Financial Services                         companies
Pittsburgh, PA                    Division of Federated Investors, Inc.                                        in the Fund Complex
TREASURER
Richard B. Fisher*                President or Vice President of some of the Funds in                   $0     $0 for the
Birthdate: May 17, 1923           the Federated Fund Complex; Director or Trustee of                           Fund and
Federated Investors Tower         some of the Funds in the Federated Fund Complex;                             6 other investment
1001 Liberty Avenue               Executive Vice President, Federated Investors, Inc.;                         companies
Pittsburgh, PA                    Chairman and Director, Federated Securities Corp.                            in the Fund Complex
PRESIDENT AND DIRECTOR
William D. Dawson, III            Chief Investment Officer of this Fund and various                     $0     $0 for the
Birthdate: March 3, 1949          other Funds in the Federated Fund Complex; Executive                         Fund and
Federated Investors Tower         Vice President, Federated Investment Counseling,                             41 other investment
1001 Liberty Avenue               Federated Global Research Corp., Federated Advisers,                         companies
Pittsburgh, PA                    Federated Management, Federated Research, and Passport                       in the Fund Complex
CHIEF INVESTMENT OFFICER          Research, Ltd.; Registered Representative, Federated
                                  Securities Corp.; Portfolio Manager, Federated
                                  Administrative Services; Vice President,
                                  Federated Investors, Inc.; Formerly: Executive
                                  Vice President and Senior Vice President,
                                  Federated Investment Counseling Institutional
                                  Portfolio Management Services Division; Senior
                                  Vice President, Federated Research Corp.,
                                  Federated Advisers, Federated Management,
                                  Federated Research, and Passport Research,
                                  Ltd.
J. Thomas Madden                  Chief Investment Officer of this Fund and various                     $0     $0 for the
Birthdate: October 22, 1945       other Funds in the Federated Fund Complex; Executive                         Fund and
Federated Investors Tower         Vice President, Federated Investment Counseling,                             12 other investment
1001 Liberty Avenue               Federated Global Research Corp., Federated Advisers,                         companies
Pittsburgh, PA                    Federated Management, Federated Research, and Passport                       in the Fund Complex
CHIEF INVESTMENT OFFICER          Research, Ltd.; Vice President, Federated Investors,
                                  Inc.; Formerly: Executive Vice President and
                                  Senior Vice President, Federated Investment
                                  Counseling Institutional Portfolio Management
                                  Services Division; Senior Vice President,
                                  Federated Research Corp., Federated Advisers,
                                  Federated Management, Federated Research, and
                                  Passport Research, Ltd.
Kathleen M. Foody-Malus           Kathleen M. Foody-Malus [has been the Fund's portfolio                $0     $0 for the
Birthdate:  March 26, 1960        manager since July 1993. She is Vice President of the                        Fund and
Federated Investors Tower         Fund.  Ms. Foody-Malus joined Federated Investors in                         3 other investment
1001 Liberty Avenue               1983 and has been a Senior Portfolio Manager since                           companies
Pittsburgh, PA                    1996 and a Vice President of the Fund's investment                           in the Fund Complex
VICE PRESIDENT                    adviser since 1993.  She was a Portfolio Manager and a
                                  Vice President of the Fund's investment adviser from
                                  1993 to 1996. Ms. Foody-Malus received her M.B.A. in
                                  Accounting/Finance from the University of Pittsburgh.

Edward J. Tiedge                  Edward J. Tiedge [has been the Fund's portfolio                       $0     $0 for the
Birthdate:  June 14, 1959         manager since April 1997.   Mr. Tiedge joined                                Fund and
Federated Investors Tower         Federated Investors in 1993 as a Senior Analyst and                          no other investment
1001 Liberty Avenue               has been a Portfolio Manager and a Vice President of                         companies
Pittsburgh, PA                    the Fund's investment adviser since 1996.  He served                         in the Fund Complex
VICE PRESIDENT                    as Portfolio Manager and an Assistant Vice President
                                  of the Fund's investment adviser in 1995, and an
                                  Investment Analyst during 1993 and 1994. Mr. Tiedge is
                                  a Chartered Financial Analyst and received his M.S. in
                                  Industrial Administration from Carnegie Mellon
                                  University.

     + Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Fund.

++ Messrs. Cunningham, Mansfield and Walsh became members of the Board of Directors on January 1, 1999. They did not earn any fees for serving the Fund Complex since these fees are reported as of the end of the last calendar year. They did not receive any fees as of the fiscal year end of the Fund.


INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly-owned subsidiary of Federated.

The Adviser shall not be liable to the Fund or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.


Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.


BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.


Research Services
Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

For the fiscal year ended, February 28, 1999, the Fund's adviser directed brokerage transactions to certain brokers due to research services they provided. The total amount of these transactions was $_______ for which the Fund paid $_______ in brokerage commissions.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.


ADMINISTRATOR
Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

Maximum Administrative Fee Average Aggregate Daily Net Assets of the Federated Funds 0.150 of 1% on the first $250 million 0.125 of 1% on the next $250 million
0.100 of 1% on the next $250 million 0.075 of 1% on assets in excess of $750 million The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.


CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.


INDEPENDENT PUBLIC ACCOUNTANTs
Deloitte & Touche LLP is the independent public accountant for the Fund.


FEES PAID BY THE FUND FOR SERVICES



For the Year ended February 28, 1999       1999                     1998                     1997
Advisory Fee Earned                           $              $12,503,435              $14,913,257
Advisory Fee Reduction                        $               $4,007,152               $5,195,862
Brokerage Commissions                         $                        $                        $
Administrative Fee                            $               $1,258,281               $1,502,736
12b-1 Fee
    Class A Shares                            $                 ----                  ----
    Class B Shares                            $                 ----                  ----
    Class C Shares                            $                 ----                  ----
Shareholder Services Fee
   Class A Shares                             $                 ----                  ----
   Class B Shares                             $                 ----                  ----
   Class C Shares                             $                 ----                  ----
   Class F  Shares                            $                 ----                  ----


Fees are allocated among Classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable Class of Shares.


HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.


Average Annual Total Returns and Yield
Total returns given for the one-year, five-year, ten-year or since inception periods ended February 28, 1999.

Yield given for the 30-day period ended February 28, 1999.

                  30 -Day Period        1 Year           5 Years        10 Years
Since
Inception

on 8/5/96
Class A Shares
Total Return       NA                    %              NA              NA
%
Yield              %                     NA             NA              NA
NA





                   30 -Day Period        1 Year         5 Years         10 Years
Since
Inception

on 8/5/96
Class B Shares
Total Return       NA                    %              NA              NA
%
Yield              %                     NA             NA              NA
NA

                   30 -Day Period        1 Year         5 Years         10 Years
Since
Inception

on 8/5/96
Class C Shares
Total Return       NA                    %              NA              NA
%
Yield              %                     NA             NA              NA
NA

                   30 -Day Period        1 Year         5 Years         10 Years

Class F Shares
Total Return       NA                    %              %               %
Yield              %                     NA             NA              NA

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.


YIELD
The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a thirty-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.


PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o    references  to  ratings,   rankings,   and  financial  publications  and/or
     performance comparisons of Shares to certain indices;

o charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

o information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:


Lipper Analytical Services, Inc.
 Ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the "U.S. government funds" category in advertising and sales literature.


Lehman Brothers Mortgage-Backed Securities Index
 The Lehman Brothers Mortgage-Backed Securities Index is a universe of fixed rate securities backed by mortgage pools of Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC), and Federal National Mortgage Association (FNMA).


The Merrill Lynch Taxable Bond Indices
 The Merrill Lynch Taxable Bond Indices include U.S. Treasury and agency issues and were designed to keep pace with structural changes in the fixed income market. The performance indicators capture all rating changes, new issues, and any structural changes of the entire market.


Morningstar, Inc.
  Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.


WHO IS FEDERATED INVESTORS, INC.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.


Federated Funds overview

Municipal Funds
In the municipal sector, as of December 31, 1998, Federated managed 10 bond funds with approximately $2.2 billion in assets and 23 money market funds with approximately $12.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.


Equity Funds
In the equity sector, Federated has more than 28 years' experience. As of December 31, 1998, Federated managed 27 equity funds totaling approximately $14.9 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.


Corporate Bond Funds
In the corporate bond sector, as of December 31, 1998, Federated managed 9 money market funds and 15 bond funds with assets approximating $22.8 billion and $7.1 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 26 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset-backed securities market, a market totaling more than $209 billion.


Government Funds
In the government sector, as of December 31, 1998, Federated manages 9 mortgage-backed, 5 government/ agency and 19 government money market mutual funds, with assets approximating $5.3 billion, $1.8 billion and $41.6 billion, respectively. Federated trades approximately $425 million in U.S. government and mortgage-backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.2 billion in government funds within these maturity ranges.

Money Market Funds
In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1998, Federated managed more than $76.7 billion in assets across 52 money market funds, including 19 government, 9 prime and 23 municipal with assets approximating $41.6 billion, $22.8 billion and $12.5 billion, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.


Mutual Fund Market
Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.


Federated Clients Overview

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

Institutional Clients
Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.


Bank Marketing
Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.


Broker/Dealers and Bank Broker/Dealer Subsidiaries
Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F.
Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.


FINANCIAL INFORMATION

The Financial Statements for the Fund for the fiscal year ended February 28, 1999 are incorporated herein by reference to the Annual Report to Shareholders of Federated Government Income Securities, Inc. dated February 28, 1999.

46


ADDRESSES

Federated government income securities, inc.

Class A Shares
Class B Shares
Class C Shares
Class F Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000


Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue,
Pittsburgh, PA 15222-3779


Investment Adviser
Federated Advisers
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600


Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600


Independent Public Accountants
Deloitte & Touche LLP
125 Summer Street
Boston, MA 02110-1617




Prospectus



FEDERATED GOVERNMENT INCOME
SECURITIES, INC.


Class F Shares


A mutual fund seeking current income by investing in a professionally managed, diversified portfolio limited primarily to securities guaranteed as to payment of principal and interest by the U.S. government or its agencies or instrumentalities.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.







                         Contents Risk/Return
                         Summary What are the Fund's
                         Fees and Expenses?
                         What are the Fund's Investment Strategies?
                         What are the Principal Securities in Which the Fund Invests?
                         What are the Specific Risks
                         of Investing in the Fund?
                         What do Shares Cost?
                         How is the Fund Sold?
                         How to Purchase Shares
                         How to Redeem and Exchange Shares
                         Account and Share Information
                         Who Manages the Fund?
                         Financial Information






April 30, 1999

RISK/RETURN SUMMARY


WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The Fund's investment objective is to provide current income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.


WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?
The Fund pursues its investment objective by investing primarily in U.S. government securities, including mortgage backed securities.


WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

         All mutual funds take investment risks. Therefore, it is possible to lose money in the Fund. The primary factors that may reduce the Fund's returns include:

         o        changes in prevailing interest rates and

         o        increased prepayment of mortgages

         Complex mortgage backed securities generally entail greater risks than ordinary mortgage backed securities. An investment in the Fund includes additional risks such as credit risks, liquidity risks, and leverage risks.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table
The graphic presentation displayed here consists of a bar chart representing the annual total returns of Class F Shares of the Fund as of the calendar year-end for each of ten years. The `y' axis reflects the "% Total Return" beginning with "(2.00%)" and increasing in increments of 1.00% up to 16.00%. The `x' axis represents calculation periods for the last ten calendar years of the Fund's Class F Shares, beginning with 1989. The light gray shaded chart features ten distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Class F Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1989 through 1998, The percentages noted are: 13.55%, 9.53%, 13.06%, 6.13%, 4.68%, (1.91%), 14.77%, 4.04%, 9.45%, and 7.63%. The total returns displayed for the Fund's Class F Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower. The Fund's Class F Shares total return from January 1, 1999 to March 31, 1999 was ____%. Within the period shown in the Chart, the Fund's Class F Shares highest quarterly return was ___%. Its lowest quarterly return was ___%.

Average Annual Total Return


                           Life of the Fund1      1 Year    5 Years   10 Years
Fund/Class                 7.48%                  5.56%     6.44%     7.88%
Broad-Based Index          ____%                  ____%     ___%      ____%
Index #2                   ____%                  ____%     ___%      ____%
1 Since inception date of April 4, 1986.
The Fund Compared to _____________________[Index Name] for the calendar periods ending February 28, 1999. The bar chart shows the variability of the Fund's actual total return on a yearly basis. The table shows the Fund's total returns averaged over a period of years relative to _______________(name of index), a broad-based market index. Past performance does not necessarily predict future performance. This information provides you with historical performance so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

WHAT ARE THE FUND'S FEES AND EXPENSES?


Federated government income securities, inc.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Class F Shares.

Shareholder Fees


  Fees Paid Directly From Your Investment                                        Class F
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering    1.00%
price)
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase       1.00%
price or redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other           None
Distributions) (as a percentage of offering price)
Redemption Fee (as a percentage of amount redeemed, if applicable)               None
Exchange Fee                                                                     None

Annual Fund Operating Expenses (Before Waivers)(1)
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]                                                                0.75%
Distribution (12b-1) Fee                                                         None
Shareholder Services Fee                                                         0.25%
Other Expenses                                                                   ____%
Total Annual Fund Operating Expenses                                             ____%
1  Although not contractually obligated to do so, the adviser will waive certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended February 28, 1999.
   Waivers  of Fund Expenses                                                     ____%
   Total Actual Annual Fund Operating Expenses (after waivers)                   ____%
2  The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver ast any time. The managment fee paid by the Fund (after the voluntary waiver) was____% for the year ended February
   28, 1999.


Example
This Example is intended to help you compare the cost of investing in the Fund's Class F Shares with the cost of investing in other mutual funds.
  The Example assumes that you invest $10,000 in the Fund's Class F Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class F Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be: Share Class 1 Year 3 Years 5 Years 10 Years Class F Shares Expenses assuming redemption $ $ $ $ Expenses assuming no redemption $ $ $ $

WHAT ARE THE FUND'S INVESTMENT STRATEGIES?

The Fund invests in a combination of U.S. government securities, including U.S. Treasury obligations and mortgage-backed securities.

Mortgage-backed securities generally provide higher current yields than other U.S. government securities and can add current income to a portfolio. U.S. Treasury obligations are not subject to the unique prepayment risks of mortgage-backed securities, and therefore can reduce the volatility in the yield of a portfolio. The Adviser actively manages the Fund's portfolio of U.S. government securities seeking the highest income under current market conditions.

To maximize current income, the Adviser considers the current and potential yield, the anticipated duration and the projected cash flow of a security or security class (U.S. Treasury or mortgage-backed). The Adviser purchases mortgage-backed securities primarily for their yield advantages over U.S. Treasuries. Depending on the interest rate spread between U.S. Treasury obligations and mortgage-backed securities, the Fund may at any time be invested primarily in mortgage-backed securities. Because of their unique prepayment risks, however, the current yield of mortgage-backed securities is subject to greater volatility resulting from interest rate fluctuation than are other fixed-income securities. The Adviser purchases U.S. Treasury bonds both for their current yield and because they are not subject to prepayment risk.

The Adviser also attempts to maximize current income by managing the weighted average duration of the Fund's portfolio. Duration measures the price sensitivity of a portfolio of fixed income securities to changes in interest rates. The Adviser generally shortens the portfolio average duration when it expects interest rates to rise, and extends the duration when the Adviser expects interest rates to fall. The Adviser continuously formulates its interest rate outlook by analyzing a variety of factors such as:

 .........o........current U.S. economic activity and the economic outlook,

 .........o........current interest rates,

 .........o........the Federal Reserve Board's policies regarding short-term interest rates, and

 .........o........potential effects of foreign economic activity on interest rates.

Additionally, if the Adviser expects that an anticipated decline in interest rates may adversely affect the Fund's current yield by causing prepayments of mortgage-backed securities, the Fund may increase the percentage of its portfolio which is invested in U.S. Treasury bonds.

The Adviser may also use collateralized mortgage obligations ("CMOs") with relatively predictable cash flows (such as sequential pay, planned authorization class and targeted amortization class) to improve the Fund's performance in volatile markets. In addition, the Adviser may use combinations of CMOs, and CMOs and other mortgage-backed securities to attempt to provide a higher yielding investment with relatively low sensitivity to fluctuations in interest rates. Unanticipated differences in prepayment rates, however, may reduce the anticipated returns of these investments.

In order to generate additional current income, the Fund will invest in delayed delivery transactions and dollar rolls.


Portfolio Turnover
Prepayments of mortgage backed securities will cause the Fund to have an increased portfolio turnover rate, which is likely to generate short-term gains (losses) for its shareholders. Short-term gains are taxed at a higher rate than long-term gains. Portfolio turnover increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

Temporary Defensive Investments
The Fund may temporarily depart from its principal investment strategies by investing its assets in cash, cash items, and shorter-term, higher quality debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.


WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?


Fixed Income Securities
Fixed income securities pay interest, dividends or distributions at a specified fixed rate. The rate may be a fixed percentage of principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security normally within a specified time.

A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund principally invests:


Treasury Securities
     Treasury securities are direct obligations of the Federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities
     Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full, faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as U.S. Treasury securities. The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities.

Mortgage Backed Securities
     Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs. Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Collateralized Mortgage Obligations
         CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and market risks for each CMO class.


Sequential CMOs
         In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

PACs, TACs and Companion Classes
         More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

IOs and POs
         CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against market risks.

Floaters and Inverse Floaters
         Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR. The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and market risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.

         The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

Asset Backed Securities
     Asset backed securities are payable from pools of obligations other than first-lien mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. The Fund will invest only in the following kinds of asset backed securities: home equity loans, second mortgages and manufactured housing obligations. Asset backed securities may take the form of notes or pass through certificates. Asset backed securities have prepayment risks. Like CMOs, asset backed securities may be structured like Floaters, Inverse Floaters, IOs and POs.


Special Transactions

Repurchase Agreements
     Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser. The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Delayed Delivery Transactions
     Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create market risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

To Be Announced Securities (TBAs)
         As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage backed securities increase market risks because the underlying mortgages may be less favorable than anticipated by the Fund.

Dollar Rolls
         Dollar rolls are transactions where the Portfolio sells mortgage-backed securities with a commitment to buy similar, but not identical, mortgage-backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage backed securities. Dollar rolls are subject to market risks.


Asset Coverage
         In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.


Securities Lending
         The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities. The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral. Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker. Securities lending activities are subject to market risks and credit risks.

WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?


Bond Market Risks
o Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

o Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.


Credit Risks
o Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.


Prepayment Risks

o Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. As a result, increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. This relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than most other types of fixed income securities with comparable credit risks.

o Mortgage backed securities generally compensate for greater prepayment risk by paying a higher yield. The difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security is perceived to have increased prepayment risk or less market demand. An increase in the spread may cause the price of the security to decline.
o If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Liquidity Risks
o Trading opportunities are more limited for CMOs that have complicated terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

o Liquidity risk also refers to the possibility that the Fund may not be able to sell a security when it wants to. If this happens, the Fund will be required to continue to hold the security, and the Fund could incur losses.


Risks Associated with Complicated CMOs
o CMOs with complicated terms, such as companion classes, IOs, POs, and Inverse Floaters, generally entail greater market, prepayment and liquidity risks than other mortgage backed securities. For example, their prices are more volatile and their trading market may be more limited.


Leverage Risks
o Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Portfolio's risk of loss and potential for gain.
The Fund may invest in instruments whose returns are based on a multiple of a specified index, security, or other benchmark. Such performance multiplication may increase leverage risks.

WHAT DO SHARES COST?


You can purchase, redeem, or exchange Shares any day the New York Stock Exchange
(NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next calculated net asset value (NAV) plus any applicable front-end sales charge (public offering price).

NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.


The Fund's current NAV and public offering price may be found in the mutual funds section of local newspapers under "Federated" and the appropriate class designation listing.

The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.



                                             Maximum Sales Charge
                Minimum Initial/Subsequent   Front-End Sales       Contingent
Shares Offered  Investment Amounts1          Charge2              Deferred Sales
                                                                    Charge3
  Class F $1,500/$100 1.00% 1.00% 1 The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively. The minimum subsequent investment amounts for Systematic Investment Programs is $50. Investment professionals may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund. 2 Front-End Sales Charge is expressed as a percentage of public offering price. See "Sales Charge When You Purchase." 3 See "Sales Charge When You Redeem."

SALES CHARGE WHEN YOU PURCHASE

Class F Shares

                            Sales Charge as a               Sales Charge as a
Purchase Amount             Percentage of Public            Percentage of NAV
                            Offering Price
Less than $1 million        1.00%                           1.01%
$1 million or greater       0.00%                           0.00%
The sales charge at purchase may be eliminated by:

o purchasing Shares in greater quantities to reduce the applicable sales charge;

o        combining concurrent purchases of Shares:

-        by you, your spouse, and your children under age 21; or
- of the same share class of two or more Federated Funds (other than money market funds); o accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or

o signing a letter of intent to purchase a specific dollar amount of Shares within 13 months (call your investment professional or the Fund for more information).

The sales charge will be eliminated when you purchase Shares:

o        within 120 days of redeeming Shares of an equal or lesser amount;

o by exchanging shares from the same share class of another Federated Fund (other than a money market fund);

o through wrap accounts or other investment programs where you pay the investment professional directly for services;

o through investment professionals that receive no portion of the sales charge;

o as a Federated Life Member (Class A Shares only) and their immediate family members; or

o as a Director or employee of the Fund, the Adviser, the Distributor and their affiliates, and the immediate family members of these individuals.

 If your investment qualifies for a reduction or elimination of the sales charge, you or your investment professional should notify the Fund's Distributor, Federated Securities Corp., at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.


SALES CHARGE WHEN YOU REDEEM
Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).


Class F Shares
Purchase Amount              Shares Held               CDSC
Up to $2 million             4 years or less           1.00%
$2 - $5 million              2 years or less           0.50%
$5 million or more           1 year or less            0.25%

You Will Not be Charged a CDSC When Redeeming Shares:

purchased with reinvested dividends or capital gains;

o    purchased within 120 days of redeeming Shares of an equal or lesser amount;

o that you exchanged into the same share class of another Federated Fund where the shares were held for the applicable CDSC holding period (other than a money market fund);

o purchased through investment professionals that did not receive advanced sales payments; or

o    if, after you purchase Shares, you become disabled as defined by the IRS.

In addition, you will not be charged a CDSC:

o if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;

o        if your redemption is a required retirement plan distribution;

o        upon the death of the last surviving shareholder of the account.

If your redemption qualifies, you or your investment professional should notify the Distributor at the time of redemption to eliminate the CDSC. If the Distributor is not notified, the CDSC will apply.

To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

o        Shares that are not subject to a CDSC;

o Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated Funds that have been exchanged for Shares of this Fund); and

o then, the CDSC is calculated using the share price at the time of purchase or redemption, whichever is lower.


HOW IS THE FUND SOLD?


The Fund offers four share classes: Class A Shares, Class B Shares, Class C Shares, and Class F Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Class F Shares. Each share class has different sales charges and other expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.


The Fund's Distributor markets the Shares described in this prospectus to institutions or individuals, directly or through investment professionals.

When the Distributor receives sales charges and marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares.The Distributor is a subsidiary of Federated Investors, Inc. (Federated).


HOW TO PURCHASE SHARES

You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated Fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

Where the Fund offers more than one Share Class and you do not specify the Class choice on your New Account Form or form of payment (e.g., Federal Reserve wire or check) you automatically will receive Class A Shares.


THROUGH AN INVESTMENT PROFESSIONAL
o        Establish an account with the investment professional; and

o Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."


DIRECTLY FROM THE FUND

o Establish your account with the Fund by submitting a completed New Account Form; and

o        Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.


By Wire Send your wire to:

   State Street Bank and Trust Company
   Boston, MA
   Dollar Amount of Wire
   ABA Number 011000028
   Attention: EDGEWIRE
   Wire Order Number, Dealer Number, or Group Number
   Nominee/Institution Name
   Fund Name and Number and Account Number
You cannot purchase Shares by wire on holidays when wire transfers are restricted.


By Check
Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

   Federated Shareholder Services Company
   P.O. Box 8600
   Boston, MA 02266-8600
If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

   Federated Shareholder Services Company
   1099 Hingham Street
   Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).


THROUGH AN EXCHANGE
You may purchase Shares through an exchange from the same Share class of another Federated Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.


BY SYSTEMATIC INVESTMENT PROGRAM
Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program section of the New Account Form or by contacting the Fund or your investment professional.


BY AUTOMATED CLEARING HOUSE (ACH)
Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.


RETIREMENT INVESTMENTS
You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.


HOW TO REDEEM AND EXCHANGE SHARES

You should redeem or exchange Shares:

o through an investment professional if you purchased Shares through an investment professional; or

o        directly from the Fund if you purchased Shares directly from the Fund.


THROUGH AN INVESTMENT PROFESSIONAL
Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.


DIRECTLY FROM THE FUND

By Telephone
You may redeem or exchange Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.


By Mail
You may redeem or exchange Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.


Send requests by mail to:

   Federated Shareholder Services Company
   P.O. Box 8600
   Boston, MA 02266-8600
Send requests by private courier or overnight delivery service to:

   Federated Shareholder Services Company
   1099 Hingham Street
   Rockland, MA 02370-3317 All requests must include:

o        Fund Name and Share Class, account number and account registration;

o        amount to be redeemed or exchanged;

o        signatures of all Shareholders exactly as registered; and

o if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.


Signature Guarantees Signatures must be guaranteed if:

o your redemption will be sent to an address other than the address of record;

o your redemption will be sent to an address of record that was changed within the last 30 days;

o    a redemption is payable to someone other than the shareholder(s) of record;
     or

o if exchanging (transferring) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.


PAYMENT METHODS FOR REDEMPTIONS
Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

o an electronic transfer to your account at a financial institution that is an ACH member; or

o wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.


Redemption in Kind
Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.


LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

o        to allow your purchase to clear;

o        during periods of market volatility; or

o when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.


REDEMPTIONS FROM RETIREMENT ACCOUNTS
In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.


EXCHANGE PRIVILEGES
You may exchange Shares of the Fund into Shares of the same class of another Federated Fund. To do this, you must:

o        ensure that the account registrations are identical;

o        meet any minimum initial investment requirements; and

o        receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Fund may modify or terminate the exchange privilege at any time. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated Funds.


SYSTEMATIC WITHDRAWAL PROGRAM
You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

Generally, it is not advisable to continue to purchase Shares subject to a sales charge while redeeming Shares using this program.


ADDITIONAL CONDITIONS

Telephone Transactions
The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.


Share Certificates
The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.


ACCOUNT AND SHARE INFORMATION


CONFIRMATIONS AND ACCOUNT STATEMENTS
You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.


DIVIDENDS AND CAPITAL GAINS
The Fund declares and pays any dividends monthly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.




ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.


TAX INFORMATION
The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.


WHO MANAGES THE FUND?

The Board of Directors governs the Fund. The Board selects and oversees the Adviser, Federated Advisers. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Fund's portfolio managers are:

Kathleen M. Foody-Malus has been the Fund's portfolio manager since July 1993. She is Vice President of the Corporation. Ms. Foody-Malus joined Federated Investors in 1983 and has been a Senior Portfolio Manager since 1996 and a Vice President of the Fund's investment adviser since 1993. She was a Portfolio Manager and a Vice President of the Fund's investment adviser from 1993 to 1996. Ms. Foody-Malus received her M.B.A. in Accounting/Finance from the University of Pittsburgh.

Edward J. Tiedge has been the Fund's portfolio manager since April 1997. Mr. Tiedge joined Federated Investors in 1993 as a Senior Analyst and has been a Portfolio Manager and a Vice President of the Fund's investment adviser since 1996. He served as Portfolio Manager and an Assistant Vice President of the Fund's investment adviser in 1995, and an Investment Analyst during 1993 and 1994. Mr. Tiedge is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University.


The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which total more than $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.



Advisory Fees
The Adviser receives an annual investment advisory fee of 0.75% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.


Year 2000 Readiness
The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.


FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS
The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains. This information has been audited by Deloitte & Touche, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

FEDERATED GOVERNMENT
INCOME SECURITIES, INC.


Class F Shares



A Statement of Additional Information (SAI) dated April 30, 1999 is incorporated by reference into this prospectus. Additional information about the Fund's investments is contained in the Fund's annual and semi-annual reports to shareholders as they become available. The annual report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the annual report, semi-annual report and other information without charge, call your investment professional or the Fund at 1-800-341-7400.





You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.


Investment Company Act File No. 811-3266

Cusip 313912107
G01090-02 (4/99)



PART C.         OTHER INFORMATION.


Item 23.          Exhibits:

       (a)       (i)   Conformed copy of Amended and Restated Articles of
               Incorporation of the      Registrant; +

                (ii) Certificate of Correction 10/96; +
               (iii) Certificate of Correction 4/97; +

    (b)       (i)    Copy of Amended and Restated By-Laws of the Registrant; (5)
                (ii)    Copy of Amendment to By-Laws 2/87; (6)
               (iii)    Copy of Amendment to By-Laws 8/87; (6)
                (iv)    Copy of Amendment No. 3 to the By-Laws; +
                 (v)    Copy of Amendment No. 4 to the By-Laws; +
                (vi)    Copy of Amendment No. 5 to the By-Laws; +
       (c)              (i) Copy of Specimen Certificates
                        for Shares of Capital Stock for
                        Class A, Class B, and Class C
                        Shares of the Registrant; (15)
              (ii)      Copy of Specimen Certificate for
                        Shares of Capital Stock for Class F
                        Shares of the Registrant; (15)
  (d)     Conformed copy of  Investment Advisory Contract of the Registrant; (8)
     (e)       (i)    Conformed copy of Distributor's Contract of the Registrant including Exhibit A; (15)
                (ii) Conformed copy of Exhibit B to the
               Distributor's Contract; (15) (iii) Conformed
               copy of Exhibit C to the Distributor's
               Contract; (15)
              (iv)    Conformed copy of Exhibit D to the Distributor's Contract;
                        (15)
                  (v)   Conformed copy of Distributor's
                        Contract (Class B Shares) including
                        Exhibit 1 and Schedule A; (16)
      (f)      Not applicable;

---------------------
+        All exhibits have been filed electronically.

5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed October 29, 1986. (File Nos. 2-74191 and 811-3266)

6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed April 22, 1988. (File Nos. 2-74191 and 811-3266)

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed February 26, 1990. (File Nos. 2-74191 and 811-3266)



15. Response is incorporated by reference to Registrant's Port-Effective Amendment No. 36 on Form N-1A filed April 29, 1997. (File Nos. 2-74191 and 811-3266)

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 37 on Form N-1A filed April 28, 1998. (File Nos. 2-74191 and 811-3266)

    (g)       (i) Conformed copy of Custodian Agreement
              of the Registrant; (12) (ii) Conformed copy
              of Domestic Custody Fee Schedule; (16)
    (h)               (i) Conformed copy of Principal
                      Shareholder Servicer's Agreement
                      (Class B Shares) including Exhibit
                      1 and Schedule A; (16)
              (ii)    Conformed copy of Shareholder
                      Services Agreement (Class B Shares)
                      including Exhibit 1 and Schedule A;
                      (16)
             (iii) Conformed copy of Amended and Restated Shareholder Services Agreement; (16)

              (iv) Conformed copy of Agreement for Fund Accounting Services, Administrative Services, Transfer Agency Services, and Custody

                      Services Procurement; (13)

               (v)    The responses described in Item
                      24(b)6 are hereby incorporated by
                      reference.

    (i) Conformed copy of Opinion and Consent of Counsel as to Legality of Shares Being Registered; (12)
    (j)      Conformed copy of Consent of Independent Auditors; (16)
    (k)      Not applicable;
    (l)      Conformed copy of Initial Capital Understanding; (12)
    (m)         (i) Conformed copy of Rule 12b-1 Plan; (16)
               (ii) Conformed copy of Exhibit 1 and Schedule A to the 12b-1
              Distribution Plan (Class B Shares)of the Registrant; (16)
    (n)      Copy of Financial Data Schedules; (To be filed by amendment)
    (o) The Registrant hereby incorporates by reference the conformed copy of the specimen Multiple Class Plan from Item 24(b)(18) of the World Investment Series, Inc. Registration Statement on Form N-1A, filed with the Commission on January 26, 1996.
             (File Nos. 33-52149 and 811-07141);

     (p)     (i)     Power of Attorney of the Registrant; (16)
             (ii)    Power of Attorney of Chief Investment       Officer of the
             Registrant; +
             (iii)   Power of Attorney of Treasurer of the       Registrant; +


+        All exhibits have been filed electronically.

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed April 20, 1995. (File Nos. 2-74191 and 811-3266)

13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 32 on Form N-1A filed May 1, 1996. (File Nos. 2-74191 and 811-3266)


16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 37 on Form N-1A filed April 28, 1998. (File Nos. 2-74191 and 811-3266)

       (iv)    Power of Attorney of Director of the        Registrant; +
       (v)     Power of Attorney of Director of the        Registrant; +
       (vi)    Power of Attorney of Director of the        Registrant. +

Item 24.          Persons Controlled by or Under Common Control with Registrant:


                  None


Item 25.          Indemnification:  (1)

Item 26.  Business and Other Connections of Investment Adviser:

(a) For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund-- Board of Directors." The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is: Mark
     D. Olson (Partner, Wilson, Halbrook & Bayard), 107 W. Market Street, Georgetown, Delaware 19947.

              The remaining Officers of the investment adviser are:

              Executive Vice Presidents:    William D. Dawson, III
                                            Henry A. Frantzen
                                            J. Thomas Madden

              Senior Vice Presidents:       Joseph M. Balestrino
                                            Drew J. Collins
                                            Jonathan C. Conley
                                            Deborah A. Cunningham
                                            Mark E. Durbiano
                                            Sandra L. McInerney
                                            Susan M. Nason
                                            Mary Jo Ochson
                                            Robert J. Ostrowski

              Vice Presidents:              Todd A. Abraham
                                            J. Scott Albrecht
                                            Arthur J. Barry
                                            Randall S. Bauer


+        All exhibits have been filed electronically.


1.   Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 1 on Form N-1A filed December 28, 1981. (File Nos. 2-74191 and 811-3266)

                                             David A. Briggs
                                             Micheal W. Casey
                                             Kenneth J. Cody
                                             Alexandre de Bethmann
                                             Michael P. Donnelly
                                             Linda A. Duessel
                                             Donald T. Ellenberger
                                             Kathleen M. Foody-Malus
                                             Thomas M. Franks
                                             Edward C. Gonzales
                                             James E. Grefenstette
                                             Susan R. Hill
                                             Stephen A. Keen
                                             Robert K. Kinsey
                                             Robert M. Kowit
                                             Jeff A. Kozemchak
                                             Richard J. Lazarchic
                                             Steven Lehman
                                             Marian R. Marinack
                                             Charles A. Ritter
                                             Keith J. Sabol
                                             Frank Semack
                                             Aash M. Shah
                                             Christopher Smith
                                             Tracy P. Stouffer
                                             Edward J. Tiedge
                                             Paige M. Wilhelm
                                             Jolanta M. Wysocka
                                             Marc Halperin

              Assistant Vice Presidents:     Nancy J. Belz
                                             Robert E. Cauley
                                             Lee R. Cunningham, II
                                             B. Anthony Delserone, Jr.
                                             Paul S. Drotch
                                             Salvatore A. Esposito
                                             Donna M. Fabiano
                                             John T. Gentry
                                             William R. Jamison
                                             Constantine Kartsonsas
                                             John C. Kerber
                                             Grant K. McKay
                                             Natalie F. Metz
                                             Joseph M. Natoli
                                             John Sheehy
                                             Michael W. Sirianni
                                             Leonardo A. Vila
                                             Lori A. Wolff
                                             Gary Farwell

              Secretary:                     Stephen A. Keen

              Treasurer:                     Thomas R. Donahue
              Assistant Secretaries:         Thomas R. Donahue
                                             Richard B. Fisher
                                             Christine I. Newcamp
              Assistant Treasurer:           Richard B. Fisher

              The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.

Item 27.  Principal Underwriters:

     (a)......Federated  Securities  Corp.  the  Distributor  for  shares of the
Registrant,  acts as principal underwriter for the following  ..........open-end investment companies, including the Registrant:

Automated Government Money Trust; Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; Fixed Income Securities, Inc.; ; Hibernia Funds; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Regions Funds; RIGGS Funds; SouthTrust Funds; Tax-Free Instruments Trust; The Planters Funds; The Wachovia Funds; The Wachovia Municipal FundsTrust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; World Investment Series, Inc.; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; High Yield Cash Trust; Investment Series Trust; Star Funds; Targeted Duration Trust; The Virtus Funds; Trust for Financial Institutions; Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company:
Liberty Term Trust, Inc.- 1999.

                  (b)


              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant


Richard B. Fisher                          Director, Chairman, Chief                        President
Federated Investors Tower                  Executive Officer, Chief
1001 Liberty Avenue                        Operating Officer, Asst.
Pittsburgh, PA 15222-3779                  Secretary and Asst.
                                           Treasurer, Federated
                                           Securities Corp.

Edward C. Gonzales                         Director, Executive Vice                         Executive Vice
Federated Investors Tower                  President,                                       President
1001 Liberty Avenue                        Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas R. Donahue                          Director, Assistant Secretary
Federated Investors Tower                  and Assistant Treasurer
1001 Liberty Avenue                        Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz                              President-Broker/Dealer,                               --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Fisher                             President-Institutional Sales,                         --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David M. Taylor                            Executive Vice President                               --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark W. Bloss                              Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard W. Boyd                            Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Laura M. Deger                             Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Theodore Fadool, Jr.                       Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bryant R. Fisher                           Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher T. Fives                       Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James S. Hamilton                          Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James M. Heaton                            Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Keith Nixon                                Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Solon A. Person, IV                        Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Timothy C. Pillion                         Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas E. Territ                           Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest G. Anderson                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Teresa M. Antoszyk                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Bohnet                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis                   Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David J. Callahan                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mary J. Combs                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.                     Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.                     Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Kevin J. Crenny                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Daniel T. Culbertson                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Michael Cullen                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Marc C. Danile                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Doyle                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark D. Fisher                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Joseph D. Gibbons                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John K. Goettlicher                        Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Craig S. Gonzales                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Raymond Hanley                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bruce E. Hastings                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth A. Hetzel                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

James E. Hickey                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Charlene H. Jennings                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

H. Joseph Kennedy                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael W. Koenig                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael R. Manning                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark J. Miehl                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard C. Mihm                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

J. Michael Miller                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Alec H. Neilly                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas A. Peters III                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Robert F. Phillips                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard A. Recker                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Eugene B. Reed                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul V. Riordan                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John Rogers                                Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Brian S. Ronayne                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward L. Smith                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David W. Spears                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John A. Staley                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Colin B. Starks                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Tustin                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul A. Uhlman                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Miles J. Wallace                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John F. Wallin                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard B. Watts                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski                      Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael P. Wolff                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward R. Bozek                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Terri E. Bush                              Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth C. Dell                               Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David L. Immonen                           Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Renee L. Martin                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert M. Rossi                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Matthew S. Hardin                          Secretary,                                       Assistant
Federated Investors Tower                  Federated Securities Corp.                     Secretary
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Denis McAuley  Treasurer,                  --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Leslie K. Ross Assistant Secretary,        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Item 28.   Location of Accounts and Records:


All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:


Registrant                                     Federated
                                               Investors
                                               Tower 1001
                                               Liberty Avenue
                                               Pittsburgh, PA
                                               15222-3779
                                               (Notices
                                               should be sent
                                               to Agent for
                                               Service at the
                                               above address)

                                               Federated Investors Funds
                                               5800 Corporate Drive
                                               Pittsburgh, PA 15237-7000

Federated Shareholder Services Company         Federated Investors Tower
("Transfer Agent and Dividend                  1001 Liberty Avenue
Disbursing Agent")                             Pittsburgh, PA 15222-3779

Federated Services Company                     Federated Investors Tower
("Administrator")                              1001 Liberty Avenue
                                               Pittsburgh, PA 15222-3779

Federated Advisers                             Federated Investors Tower
("Adviser")                                    1001 Liberty Avenue
                                               Pittsburgh, PA 15222-3779

State Street Bank and Trust Company            P.O. Box 8600
("Custodian")                                  Boston, MA 02266-8600

Item 29.   Management Services:  Not applicable.

Item 30.   Undertakings:


           Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Directors and the calling of special shareholder meetings by shareholders.

                                                SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED GOVERNMENT INCOME SECURITIES, INC., has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 26th day of February, 1999.


                               FEDERATED GOVERNMENT INCOME SECURITIES, INC.


                           BY: /s/ Matthew S. Hardin
                           Matthew S. Hardin, Assistant Secretary
                           Attorney in Fact for John F. Donahue
                           February 26, 1999


      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

      NAME                             TITLE                     DATE


By:   /s/Matthew S. Hardin           Attorney In Fact          February 26, 1999
      Matthew S. Hardin               For the Persons
      ASSISTANT SECRETARY              Listed Below



      NAME                           TITLE

John F. Donahue*                     Chairman and Director
                                     (Chief Executive Officer)

Richard B. Fisher*                      President and Director


William D. Dawson III*                  Chief Investment Officer

John W. McGonigle*                      Executive Vice President and
Secretary

Richard J. Thomas*                      Treasurer (Principal Financial
                                        and Accounting Officer)


Thomas G. Bigley*                       Director

John T. Conroy, Jr.*                    Director

Nicholas P. Constantakis*               Director

William J. Copeland*                    Director


John F. Cunningham*                     Director

James E. Dowd, Esq.*                    Director


Lawrence D. Ellis, M.D.*                Director


Edward L. Flaherty, Jr., Esq.*          Director


Peter E. Madden*                        Director


Charles F. Mansfield, Jr.*              Director

John E. Murray, Jr., J.D., S.J.D.*      Director


Wesley W. Posvar*                       Director

Marjorie P. Smuts*                      Director


John S. Walsh*                          Director


* By Power of Attorney